LOANS AND DEBENTURES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Nov. 06, 2025	Aug. 08, 2025	Jul. 17, 2025	Apr. 15, 2025
IfrsStatementLineItems [Line Items]
Number of common shares issued	5,500,000	24,000,000	897,134	8,100,510	1,218,222
principal amount					$ 5,900
Era Dorada [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued					1,218,222
principal amount					$ 22,800